INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

NOTE 7 – INVENTORIES

	As of December 31,
	2024	2023
Mobile handsets and others	68,228	71,636
Allowance for obsolescence of inventories	(7,784)	(2,977)
	60,444	68,659

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2024	2023
At the beginning of the year	(2,977)	(3,323)
Increases	(5,309)	(812)
Uses	502	1,158
At the end of the year	(7,784)	(2,977)